Supplement to the
Fidelity® Variable Insurance Products:
Communication Services Portfolio, Consumer Discretionary Portfolio, Consumer Staples Portfolio, Energy Portfolio, Financials Portfolio, Health Care Portfolio, Industrials Portfolio, Materials Portfolio, Technology Portfolio and Utilities Portfolio
Initial Class
April 29, 2023
Prospectus

Janet Glazer no longer serves as Portfolio Manager of Industrials Portfolio.
The following information replaces similar information for Industrials Portfolio found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.
David Wagner (Portfolio Manager) has managed the fund since 2023.
The following information replaces the biographical information for Industrials Portfolio found in the "Fund Management" section under the "Portfolio Manager(s)" heading.
David Wagner is Portfolio Manager of VIP Industrials Portfolio, which he has managed since 2023.  He also manages other funds. Since joining Fidelity Investments in 2014, Mr. Wagner has worked as an intern, research analyst, and portfolio manager.
VIPFCI-PSTK-0623-165 1.765122.165	June 30, 2023
Supplement to the
Fidelity® Variable Insurance Products:
Communication Services Portfolio, Consumer Discretionary Portfolio, Consumer Staples Portfolio, Energy Portfolio, Financials Portfolio, Health Care Portfolio, Industrials Portfolio, Materials Portfolio, Technology Portfolio and Utilities Portfolio
Investor Class
April 29, 2023
Prospectus

Janet Glazer no longer serves as Portfolio Manager of Industrials Portfolio.
The following information replaces similar information for Industrials Portfolio found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.
David Wagner (Portfolio Manager) has managed the fund since 2023.
The following information replaces the biographical information for Industrials Portfolio found in the "Fund Management" section under the "Portfolio Manager(s)" heading.
David Wagner is Portfolio Manager of VIP Industrials Portfolio, which he has managed since 2023.  He also manages other funds. Since joining Fidelity Investments in 2014, Mr. Wagner has worked as an intern, research analyst, and portfolio manager.
VIPINVF-PSTK-0623-144 1.824639.144	June 30, 2023